Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (98.9%)	Country	Shares/Par +	Value $ (000’s)
Communication Services (6.6%)
Advanced Info Service PCL
- Foreign Shares	Thailand	661,700	3,833
carsales.com, Ltd.	Australia	149,640	2,751
Hellenic Telecommunications
Organization SA	Greece	225,590	4,216
KDDI Corp.	Japan	277,900	9,184
NAVER Corp.	South Korea	23,463	7,645
NetEase, Inc., ADR	Cayman Islands	154,996	13,237
SEEK, Ltd.	Australia	133,815	2,979
SoftBank Group Corp.	Japan	114,100	6,593
Tele2 AB	Sweden	52,449	775
Tencent Holdings, Ltd.	Cayman Islands	164,200	9,628
Total			60,841

Consumer Discretionary (11.2%)
adidas AG	Germany	33,438	10,536
Bridgestone Corp.	Japan	118,800	5,634
Burberry Group PLC	United Kingdom	108,972	2,653
Cie Financiere Richemont SA	Switzerland	63,878	6,587
Continental AG *	Germany	41,876	4,591
Flutter Entertainment PLC *	Ireland	37,471	7,356
Koito Manufacturing Co., Ltd.	Japan	120,600	7,251
LVMH Moet Hennessy Louis Vuitton SE	France	27,461	19,636
Ocado Group PLC *	United Kingdom	97,244	2,163
Prosus NV *	Netherlands	57,972	4,566
Techtronic Industries Co., Ltd.	Hong Kong	585,500	11,478
Toyota Industries Corp.	Japan	72,700	5,973
Vitesco Technologies Group AG *	Germany	8,375	495
Yamaha Corp.	Japan	70,300	4,420
Yum China Holdings, Inc.	United States	118,260	6,872
ZOZO, Inc.	Japan	108,800	4,074
Total			104,285

Consumer Staples (9.1%)
British American Tobacco PLC	United Kingdom	326,273	11,384
Danone SA	France	99,844	6,815
Diageo PLC	United Kingdom	298,111	14,364
Kao Corp.	Japan	109,900	6,548
Kirin Holdings Co., Ltd.	Japan	302,000	5,609
Nestle SA	Switzerland	222,061	26,718
Reckitt Benckiser Group PLC	United Kingdom	127,403	9,972
Sugi Holdings Co.	Japan	45,700	3,324
Total			84,734

Energy (3.2%)
Cairn Energy PLC	United Kingdom	1,296,765	3,239
Eni SpA	Italy	441,578	5,879

Common Stocks (98.9%)	Country	Shares/Par +	Value $ (000’s)
Energy continued
Galp Energia SGPS SA	Portugal	620,607	7,028
Idemitsu Kosan Co., Ltd.	Japan	190,500	5,029
Oil Search, Ltd.	Papua New Guinea	1,291,964	4,090
TC Energy Corp.	Canada	101,596	4,890
Total			30,155

Financials (16.6%)
AIA Group, Ltd.	Hong Kong	1,274,200	14,671
AIB Group PLC *	Ireland	1,352,369	3,647
Aon PLC	Ireland	67,836	19,386
Beazley PLC *	United Kingdom	279,453	1,416
BNP Paribas SA	France	231,534	14,831
Credit Suisse Group AG	Switzerland	661,817	6,562
Euronext NV	Netherlands	96,195	10,855
HDFC Bank, Ltd.	India	581,704	12,455
Hiscox, Ltd.	Bermuda	300,053	3,373
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	112,100	6,804
ING Groep NV	Netherlands	611,944	8,882
Julius Baer Group, Ltd.	Switzerland	119,283	7,890
Macquarie Group, Ltd.	Australia	57,137	7,497
Mitsubishi UFJ Financial Group, Inc.	Japan	1,440,600	8,411
Natwest Group PLC	United Kingdom	3,045,697	9,242
UBS Group AG	Switzerland	631,684	10,094
Zurich Insurance Group AG	Switzerland	20,445	8,336
Total			154,352

Health Care (12.2%)
Bayer AG	Germany	94,414	5,149
Essilorluxottica	France	20,191	3,861
Koninklijke Philips NV	Netherlands	245,925	10,900
Kyowa Hakko Kirin Co., Ltd.	Japan	315,200	11,366
Novo Nordisk AS - Class B	Denmark	279,480	26,882
Qiagen NV *	Netherlands	201,404	10,472
Roche Holding AG	Switzerland	78,842	28,770
Santen Pharmaceutical Co., Ltd.	Japan	612,100	8,638
Terumo Corp.	Japan	159,100	7,480
Total			113,518

Industrials (15.9%)
Brambles, Ltd.	Australia	705,704	5,489
Cellnex Telecom SA	Spain	92,051	5,674
Daikin Industries, Ltd.	Japan	63,500	13,658
GEA Group AG	Germany	207,853	9,526
Hitachi, Ltd.	Japan	311,000	18,441
Kubota Corp.	Japan	523,500	11,168
Legrand SA	France	101,324	10,867
MTU Aero Engines AG	Germany	22,068	4,990
Persol Holdings Co., Ltd.	Japan	133,500	3,345
Ritchie Bros Auctioneers, Inc.	Canada	127,112	7,844
Ryanair Holdings PLC *	Ireland	40,136	4,417

Research International Core Portfolio

Common Stocks (98.9%)	Country	Shares/Par +	Value $ (000’s)
Industrials continued
Schindler Holding AG	Switzerland	28,885	7,729
Schneider Electric SE	France	141,069	23,454
SMC Corp.	Japan	16,900	10,573
Wolters Kluwer NV	Netherlands	97,044	10,258
Total			147,433

Information Technology (9.7%)
Amadeus IT Group SA *	Spain	106,906	7,023
Cadence Design Systems, Inc. *	United States	36,473	5,523
Constellation Software, Inc.	Canada	5,190	8,503
EPAM Systems, Inc. *	United States	13,841	7,896
Fujitsu, Ltd.	Japan	67,200	12,204
Kyocera Corp.	Japan	91,000	5,689
Nomura Research Institute, Ltd.	Japan	210,500	7,758
NXP Semiconductors NV	Netherlands	41,725	8,173
Samsung Electronics Co., Ltd.	South Korea	95,208	5,926
Scout24 AG	Germany	65,866	4,572
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	474,189	9,778
Visa, Inc. - Class A	United States	30,709	6,840
Total			89,885

Materials (8.8%)
Akzo Nobel NV	Netherlands	106,538	11,601
Croda International PLC	United Kingdom	96,960	11,072
Glencore PLC *	Jersey	1,578,379	7,454
Kansai Paint Co., Ltd.	Japan	182,700	4,543
Linde PLC	Ireland	70,851	21,066
Nitto Denko Corp.	Japan	96,500	6,877
Sika AG	Switzerland	30,405	9,617
Symrise AG	Germany	71,537	9,437
Total			81,667

Real Estate (2.6%)
ESR Cayman, Ltd. *	Cayman Islands	1,518,200	4,583
Grand City Properties SA	Luxembourg	359,242	8,961

Common Stocks (98.9%)	Country	Shares/Par +	Value $ (000’s)
Real Estate continued
LEG Immobilien AG	Germany	73,305	10,372
Total			23,916

Utilities (3.0%)
APA Group	Australia	425,259	2,670
China Resources Gas Group, Ltd.	Bermuda	806,000	4,230
CLP Holdings, Ltd.	Hong Kong	478,000	4,598
E.ON SE	Germany	395,473	4,838
Iberdrola SA	Spain	782,325	7,814
Orsted A/S	Denmark	30,053	3,965
Total			28,115

Total Common Stocks (Cost: $685,568)			918,901

Warrants (0.0%)
Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	64
Total			64

Total Warrants (Cost: $–)			64

Short-Term Investments (0.7%)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	6,758,077	6,758
Total			6,758

Total Short-Term Investments (Cost: $6,758)			6,758

Total Investments (99.6%) (Cost: $692,326)@			925,723

Other Assets, Less Liabilities (0.4%)			3,269

Net Assets (100.0%)			928,992

Investments Percentage by Country is based on Net Assets:
Japan	20.8%
Switzerland	12.0%
France	8.5%
Netherlands	8.3%
United Kingdom	7.0%
Germany	6.9%
Ireland	6.1%
Other	30.0%

Total	99.6%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.

Research International Core Portfolio

@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $692,326 and the net unrealized appreciation of investments based on that cost was $233,398 which is comprised of $256,860 aggregate gross unrealized appreciation and $23,462 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Communication Services	$13,237	$47,604	$—
Consumer Discretionary	7,367	96,918	—
Energy	4,890	25,265	—
Financials	19,386	134,966	—
Industrials	12,261	135,172	—
Information Technology	36,935	52,950	—
All Others	—	331,950	—
Short-Term Investments	6,758	—	—
Warrants	64	—	—

Total Assets:	$100,898	$824,825	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand